Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 09, 2018
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 09, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
HARTFORD SMALL COMPANY HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIASX
HARTFORD SMALL COMPANY HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDMBX